SUBSEQUENT EVENTS - (Narrative) (Details)	May 24, 2021 share	Jul. 01, 2020 USD ($)	Feb. 28, 2020 USD ($)	Feb. 19, 2020 share	Dec. 27, 2019 share	May 24, 2019 USD ($) share	Jan. 23, 2019 USD ($)
Swell Companies Limited ("Swell")
Disclosure of non-adjusting events after reporting period [line items]
Total consideration						$ 18,812,683
Cash consideration paid						$ 5,050,000
Issuance of common shares | share					7,015,238	1,266,667
Megawood Enterprises Inc.
Disclosure of non-adjusting events after reporting period [line items]
Total consideration							$ 794,888
Cash consideration paid							$ 280,000
Major business combination | Swell Companies Limited ("Swell")
Disclosure of non-adjusting events after reporting period [line items]
Total consideration		$ 850,000
Percentage of interest rate on balance payments		9.50%
Issuance of common shares | share	7,015,238
Major business combination | Megawood Enterprises Inc.
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration paid			$ 130,000
Issuance of common shares			95,849
Major business combination | SDP Development Group, LLC ("SDP")
Disclosure of non-adjusting events after reporting period [line items]
Issuance of common shares | share				7,132,041